TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group's Key Executives' Compensation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key executives' compensation [Abstract]
Key management personnel compensation	S/ 62,377	S/ 61,258
Director's Compensation [Member]
Key executives' compensation [Abstract]
Key management personnel compensation	6,862	6,106
Remunerations [Member]
Key executives' compensation [Abstract]
Key management personnel compensation	45,164	32,396
Stock Awards [Member]
Key executives' compensation [Abstract]
Key management personnel compensation	S/ 10,351	S/ 22,756